GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
GOODWILL AND INTANGIBLE ASSETS
NOTE 12 – GOODWILL AND INTANGIBLE ASSETS

Composition of intangible assets and accumulated amortization thereon, grouped by major classifications, and changes therein in 2023 are as follows:

	Capitalized Development costs **	Distribution rights and Brand*	Customer relationships purchased *	Technology **	Goodwill (a)	Patents **	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2023	49,806	5,292	8,884	4,456	10,196	806	79,440
Additions	16,773	-	-	-	-	-	16,773
Acquired through business combinations	-	3,031	7,092	20,148	2,814	-	33,085
Disposals	(138)	-	-	-	-	-	(138)
Translation differences	(26)	-	(60)	(30)	(144)	-	(260)
Balance as of December 31, 2023	66,415	8,323	15,916	24,574	12,866	806	128,900

Accumulated amortization:
Balance as of January 1, 2023	18,206	2,261	1,693	2,055	-	109	24,324
Amortization	5,386	315	1,574	984	-	62	8,321
Disposals	(138)	-	-	-	-	-	(138)

Translation differences	(3)	-	(7)	(8)	-	-	(18)
Balance as of December 31, 2023	23,451	2,576	3,260	3,031	-	171	32,489

Net book value:
As of December 31, 2023	42,964	5,747	12,656	21,543	12,866	635	96,411

Composition of intangible assets and accumulated amortization thereon, grouped by major classifications, and changes therein in 2022 are as follows:

	Capitalized Development costs **	Distribution rights *	Customer relationships purchased *	Technology **	Goodwill (a)	Patents **	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2022	34,209	5,292	4,188	2,921	8,271	806	55,687
Additions	14,615	-	-	-	-	-	14,615
Acquired through business combinations	1,261	-	5,046	1,711	2,724	-	10,742
Translation differences	(279)	-	(350)	(176)	(799)	-	(1,604)
Balance as of December 31, 2022	49,806	5,292	8,884	4,456	10,196	806	79,440

Accumulated amortization:
Balance as of January 1, 2022	13,454	1,996	843	1,546	-	47	17,886
Amortization	3,642	265	902	564	-	62	5,435
Acquisitions during the year	1,116	-					1,116
Translation differences	(6)	-	(52)	(55)	-	-	(113)
Balance as of December 31, 2022	18,206	2,261	1,693	2,055	-	109	24,324

Net book value:
As of December 31, 2022	31,600	3,031	7,191	2,401	10,196	697	55,116

Composition of intangible assets and accumulated amortization thereon, grouped by major classifications, and changes therein in 2021 are as follows:

	Capitalized Development costs **	Distribution rights *	Customer relationships purchased *	Technology **	Goodwill (a)	Patents **	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2021	27,477	5,292	1,636	2,111	3,478	806	40,800
Additions	6,708	-	-	-	-	-	6,708
Acquired through business combinations	-	-	2,478	769	4,615	-	7,862
Disposals	(30)	-	-	-	-	-	(30)
Translation differences	54	-	74	41	178	-	347
Balance as of December 31, 2021	34,209	5,292	4,188	2,921	8,271	806	55,687

Accumulated amortization:
Balance as of January 1, 2021	10,244	1,730	423	1,015	-	-	13,412
Amortization	3,240	266	407	523	-	47	4,483
Disposals	(30)	-	-	-	-	-	(30)
Translation differences	-	-	13	8	-	-	21
Balance as of December 31, 2021	13,454	1,996	843	1,546	-	47	17,886

Net book value:
As of December 31, 2021	20,755	3,296	3,345	1,375	8,271	759	37,801

*	Amortization of customer relationship and distribution rights are included under selling, general and administrative expenses.
**	Amortization of technology, patents and development costs are included in “depreciation and amortization in respect of technology, patents and capitalized development costs”.

(a)	Goodwill

The group tests whether goodwill has suffered any impairment on an annual basis. For the 2023 reporting period, the recoverable amount of the cash-generating units (CGUs) was determined based on value-in-use calculations which require the use of assumptions. The calculations use cash flow projections based on financial budgets approved by management. The discount rate was a pre-tax measure using a rate of return that reflects the relative risk of the investment, as well as the time value of money. Five years of cash flows were included in the discounted cash flow model. Cash flows beyond the five-year period are extrapolated using the estimated growth rates stated below. These growth rates are consistent with forecasts included in industry reports specific to the industry in which each CGU operates.

1.
Retail Pro International LLC. - As part of the business combination for the purchase of Retail Pro International LLC. (hereinafter – "RPI") the Company recognized goodwill in the total amount of $2,814 thousand (see note 6). The following key assumptions were used to determine the value in use of the CGU as at December 31, 2023:

RPI

Growth rate	3%
Discount rate	16.1%

The recoverable amount is greater than the carrying amount, and no impairment of goodwill was required.

2.
On Track Innovations Ltd. - As part of the business combination for the purchase of On Track Innovations Ltd. (hereinafter – "OTI") the Company recognized goodwill in the total amount of $2,724 thousand. The following key assumptions were used to determine the value in use of the CGU as at December 31, 2023:

OTI

Growth rate	3%
Discount rate	18.9%

The recoverable amount is greater than the carrying amount, and no impairment of goodwill was required.

3.
Nayax Retail - As part of the business combination for the purchase of Nayax Retail Ltd. (hereinafter – "Nayax Retail"). As part of the business combination related to the acquisition of Nayax Retail, the Company recognized intangible assets (goodwill) in the total amount of $2,358 thousand.

The following key assumptions were used to determine the value in use of the CGUs as at December 31, 2023:

Retail

Growth rate	3%
Discount rate	22.1%

The recoverable amount is greater than the carrying amount, and no impairment of goodwill was required.

4.	Weezmo - As part of the business combination related to the acquisition of Weezmo, intangible assets of goodwill at $4,078 thousand were recognized.

The following key assumptions were used to determine the value in use of the CGUs as at December 31, 2023:

Weezmo

Growth rate	3%
Discount rate	21%

The recoverable amount is greater than the carrying amount, and no impairment of goodwill was required.

5.
Vendsys - As part of the business combination related to the acquisition of Greenhithe Software Solutions Ltd (hereinafter – "VendSys") the Company recognized goodwill in the total amount of $891 thousand. The following key assumptions were used to determine the value in use of the CGU as at December 31, 2023

Vendsys

Growth rate	4%
Discount rate	12%

The recoverable amount is greater than the carrying amount, and no impairment of goodwill was required.